Business Combinations (Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Feb. 28, 2015	Jan. 31, 2015	Aug. 14, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 3,849,937		$ 3,782,660		$ 3,500,823
50 Fremont Street [Member]
Business Acquisition [Line Items]
Intangible assets		$ 7,590
Net assets acquired		$ 637,600
RelateIQ, Inc. [Member]
Business Acquisition [Line Items]
Cash				$ 39,194
Intangible assets				16,200
Goodwill				289,857
Current and noncurrent liabilities				(4,700)
Deferred tax liability				(345)
Net assets acquired				$ 340,206